Employee Benefit Plans (Schedule Of Amounts Recognized in Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension Plans And Other Postretirement Benefits [Abstract]
Gain	$ 473	$ 490
Total	$ 473	$ 490